Convertible Promissory Notes Payable (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Unamortized Discount	$ 0	$ (5,371)
Net of Principal and Unamortized Discount	124,225	120,187
Accredited Investors [Member] | Convertible Notes Payable [Member]
Outstanding Balance of Convertible Debenture	124,225	125,558
Unamortized Discount		(5,371)
Net of Principal and Unamortized Discount	124,225	120,187
Securities Purchase Agreement [Member] | First Accredited Investor [Member] | January 10, 2014 - Debenture [Member]
Outstanding Balance of Convertible Debenture	7,150	7,150
Unamortized Discount
Net of Principal and Unamortized Discount	7,150	7,150
Securities Purchase Agreement [Member] | Second Accredited Investor [Member] | February 28, 2014 - Debenture [Member]
Outstanding Balance of Convertible Debenture	8,410	8,410
Unamortized Discount
Net of Principal and Unamortized Discount	8,410	8,410
Securities Purchase Agreement [Member] | Third Accredited Investor [Member] | April 2, 2014 - Debenture [Member]
Outstanding Balance of Convertible Debenture	17,815	17,815
Unamortized Discount
Net of Principal and Unamortized Discount	17,815	17,815
Securities Purchase Agreement [Member] | Five Accredited Investor [Member] | October 05, 2015 - Debenture [Member]
Outstanding Balance of Convertible Debenture	3,500	3,500
Unamortized Discount
Net of Principal and Unamortized Discount	3,500	3,500
Securities Purchase Agreement [Member] | Six Accredited Investor [Member] | October 21, 2015 - Debenture [Member]
Outstanding Balance of Convertible Debenture	6,275	6,275
Unamortized Discount
Net of Principal and Unamortized Discount	6,275	6,275
Securities Purchase Agreement [Member] | Seven Accredited Investor [Member] | November 23, 2015 - Debenture [Member]
Outstanding Balance of Convertible Debenture	9,655	10,988
Unamortized Discount
Net of Principal and Unamortized Discount	9,655	10,988
Securities Purchase Agreement [Member] | Eight Accredited Investor [Member] | December 3, 2015 - Debenture [Member]
Outstanding Balance of Convertible Debenture	13,000	13,000
Unamortized Discount		(5,371)
Net of Principal and Unamortized Discount	10,782	7,629
Settlement Agreement [Member] | Fourth Accredited Investor [Member] | June 18, 2014 - Settlement Agreement [Member]
Outstanding Balance of Convertible Debenture	58,420	58,420
Unamortized Discount
Net of Principal and Unamortized Discount	$ 58,420	$ 58,420